Business Combinations - Aurora Hemp Europe UAB (“Aurora Hemp Europe”)(formerly UAB Agropro (“Agropro”) and UAB Borela (“Borela”)) (Details) $ in Thousands		2 Months Ended	10 Months Ended
	Sep. 10, 2018 CAD ($) shares	Sep. 09, 2018 CAD ($)	Jun. 30, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred			$ 3,181,453
Cash paid			11,220
Loan settlement			6,043
Common shares issued			3,036,810
Aurora Hemp Europe
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 12,889
Cash paid	8,302
Loan settlement	$ 3,176
Number of shares issued for acquisition (in shares) | shares	14,236
Common shares issued	$ 1,411
Number finder's fees shares issued for acquisition (in shares) | shares	22,502
Fair value of finder's fees shares issued for acquisition	$ 2,200
Revenue of combined entity as if combination occurred at beginning of period			5,900
Loss of combined entity as if combination occurred at beginning of period			$ 2,600
Revenue of acquiree prior to acquisition date		$ 1,400
Loss of acquiree prior to acquisition date		$ 200